Stockholders' Equity (Changes in Number of Shares of Common Stock Issued and Outstanding) (Detail) - shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Equity [Abstract]
Common stock, shares issued, beginning balance	1,262,493,760	1,169,773,260	1,044,707,767
Issuance of new shares		92,000,000
Exercise of stock acquisition rights	1,269,900	720,500	948,500
Conversion of zero coupon convertible bonds			124,116,993
Common stock, shares issued, ending balance	1,263,763,660	1,262,493,760	1,169,773,260